AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 13.0%
Asbury Automotive Group, Inc.*	29,682	$6,998,422
Boot Barn Holdings, Inc.*,1	81,245	7,730,462
Chuy's Holdings, Inc.*	119,674	4,036,604
First Watch Restaurant Group, Inc.*	76,562	1,884,956
Fox Factory Holding Corp.*	63,566	3,309,882
Grand Canyon Education, Inc.*	36,859	5,020,564
Helen of Troy, Ltd.*,1	38,444	4,430,287
Oxford Industries, Inc.[1]	74,201	8,340,192
Patrick Industries, Inc.	63,707	7,611,075
Revolve Group, Inc.*	118,056	2,499,246
Skyline Champion Corp.*	119,635	10,170,171
Texas Roadhouse, Inc.	107,148	16,551,152
Tri Pointe Homes, Inc.*	179,693	6,946,931

Total Consumer Discretionary		85,529,944
Consumer Staples - 2.8%
Central Garden & Pet Co., Class A*	290,880	10,739,290
Utz Brands, Inc.	244,193	4,502,919
The Vita Coco Co., Inc.*	118,075	2,884,572

Total Consumer Staples		18,126,781
Energy - 5.8%
ChampionX Corp.	159,748	5,733,356
Chord Energy Corp.	40,120	7,150,989
Magnolia Oil & Gas Corp., Class A1	408,239	10,593,802
Matador Resources Co.	187,834	12,541,676
Patterson-UTI Energy, Inc.	199,044	2,376,585

Total Energy		38,396,408
Financials - 15.3%
Ameris Bancorp	165,855	8,024,065
AMERISAFE, Inc.	90,335	4,532,107
Cathay General Bancorp	159,590	6,037,290
Cohen & Steers, Inc.	121,774	9,363,203
Flywire Corp.*	373,862	9,275,516
Glacier Bancorp, Inc.	128,492	5,175,658
Horace Mann Educators Corp.	221,815	8,204,937
Houlihan Lokey, Inc.	64,654	8,287,996
Independent Bank Corp.	89,564	4,659,119
OceanFirst Financial Corp.	340,070	5,580,549
Pacific Premier Bancorp, Inc.	267,258	6,414,192
Perella Weinberg Partners	241,699	3,415,207
Seacoast Banking Corp. of Florida	259,447	6,587,359
Stifel Financial Corp.	133,467	10,433,115
	Shares	Value

UMB Financial Corp.	55,000	$4,784,450

Total Financials		100,774,763
Health Care - 17.6%
Agios Pharmaceuticals, Inc.*	93,104	2,722,361
Arcutis Biotherapeutics, Inc.*,1	310,981	3,081,822
Artivion, Inc.*	225,493	4,771,432
AtriCure, Inc.*	151,434	4,606,622
Azenta, Inc.*	87,434	5,270,521
BioCryst Pharmaceuticals, Inc.*,1	560,342	2,846,537
CryoPort, Inc.*	123,317	2,182,711
Globus Medical, Inc., Class A*	142,817	7,660,704
Halozyme Therapeutics, Inc.*	200,979	8,175,826
HealthEquity, Inc.*	134,128	10,948,868
ICU Medical, Inc.*	29,065	3,119,256
Insmed, Inc.*	157,013	4,259,763
Integra LifeSciences Holdings Corp.*	115,715	4,102,097
Intra-Cellular Therapies, Inc.*	125,129	8,658,927
Medpace Holdings, Inc.*	29,741	12,019,825
Phreesia, Inc.*	281,961	6,747,327
Progyny, Inc.*	144,488	5,512,217
Supernus Pharmaceuticals, Inc.*	228,993	7,810,951
US Physical Therapy, Inc.	59,441	6,709,106
Veracyte, Inc.*	216,006	4,786,693

Total Health Care		115,993,566
Industrials - 17.9%
Alamo Group, Inc.	49,181	11,229,498
Allegiant Travel Co.	36,217	2,723,881
CBIZ, Inc.*	127,761	10,029,239
Chart Industries, Inc.*	42,545	7,008,012
Ducommun, Inc.*	61,117	3,135,302
Heartland Express, Inc.	147,439	1,760,422
ICF International, Inc.	62,959	9,483,514
ITT, Inc.	74,416	10,122,808
Paycor HCM, Inc.*	300,910	5,849,690
Primoris Services Corp.	260,391	11,084,845
RBC Bearings, Inc.*	43,159	11,668,036
Shoals Technologies Group, Inc., Class A*	320,817	3,586,734
SPX Technologies, Inc.*	117,210	14,432,067
Terex Corp.	77,762	5,007,873
UFP Industries, Inc.	91,441	11,248,157

Total Industrials		118,370,078
Information Technology - 12.2%
Allegro MicroSystems, Inc.*	206,813	5,575,678

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 12.2% (continued)
Appfolio, Inc., Class A*	53,172	$13,119,659
The Descartes Systems Group, Inc. (Canada)*	110,088	10,076,355
Endava PLC, Sponsored ADR (United Kingdom)*	87,519	3,329,223
Intapp, Inc.*	220,306	7,556,496
MACOM Technology Solutions Holdings, Inc.*	115,623	11,058,184
Novanta, Inc.*	68,163	11,912,847
Rapid7, Inc.*	88,738	4,351,711
Silicon Laboratories, Inc.*	49,633	7,133,255
Viavi Solutions, Inc.*	697,184	6,337,403

Total Information Technology		80,450,811
Materials - 5.6%
Avient Corp.	225,490	9,786,266
Balchem Corp.	55,178	8,549,831
Minerals Technologies, Inc.	118,547	8,924,218
Silgan Holdings, Inc.	201,154	9,768,038

Total Materials		37,028,353
Real Estate - 5.0%
Agree Realty Corp., REIT [1]	97,893	5,591,648
National Health Investors, Inc., REIT	83,016	5,215,895
Ryman Hospitality Properties, Inc., REIT	94,427	10,916,706
STAG Industrial, Inc., REIT	300,172	11,538,612

Total Real Estate		33,262,861
Utilities - 2.0%
IDACORP, Inc.	62,680	5,822,345
Northwestern Energy Group, Inc.	144,122	7,340,134

Total Utilities		13,162,479

Total Common Stocks (Cost $462,737,859)		641,096,044

Principal Amount
Short-Term Investments - 4.8%
Joint Repurchase Agreements - 2.3%[2]
Bank of Montreal, dated 03/28/24, due 04/01/24, 5.330% total to be received $3,698,135 (collateralized by various U.S. Government Agency Obligations, 3.500% - 7.000%, 08/01/33 - 03/01/54, totaling $3,769,865)	$3,695,946	3,695,946
	Principal Amount	Value

Cantor Fitzgerald Securities, Inc., dated 03/28/24, due 04/01/24, 5.370% total to be received $3,661,169 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 12/24/26 - 02/20/74, totaling $3,732,166)	$3,658,986	$3,658,986
Daiwa Capital Markets America, dated 03/28/24, due 04/01/24, 5.360% total to be received $242,194 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.000%, 05/31/24 - 04/01/54, totaling $246,891)	242,050	242,050
Mirae Asset Securities USA, Inc., dated 03/28/24, due 04/01/24, 5.380% total to be received $3,493,462 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.645%, 04/30/24 - 04/20/73, totaling $3,563,331)	3,491,375	3,491,375
State of Wisconsin Investment Board, dated 03/28/24, due 04/01/24, 5.400% total to be received $3,698,164 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/25 - 02/15/53, totaling $3,771,282)	3,695,946	3,695,946

Total Joint Repurchase Agreements		14,784,303
Repurchase Agreements - 2.5%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $7,797,459 (collateralized by a U.S. Treasury, 3.875%, 08/15/33, totaling $7,948,930)	7,793,000	7,793,000
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $8,946,116 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $9,119,869)	8,941,000	8,941,000

Total Repurchase Agreements		16,734,000

Total Short-Term Investments (Cost $31,518,303)		31,518,303
Total Investments - 102.0% (Cost $494,256,162)		672,614,347
Other Assets, less Liabilities - (2.0)%		(12,940,645)
Net Assets - 100.0%		$659,673,702

*	Non-income producing security.
[1]	Some of these securities, amounting to $29,487,105 or 4.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$641,096,044	—	—	$641,096,044
Short-Term Investments
Joint Repurchase Agreements	—	$14,784,303	—	14,784,303
Repurchase Agreements	—	16,734,000	—	16,734,000
Total Investments in Securities	$641,096,044	$31,518,303	—	$672,614,347

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$29,487,105	$14,784,303	$15,058,323	$29,842,626
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.368%	04/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.